Pension and post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Income statement charge

Amounts recognised

The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits.

Income statement charge
	2018	2017	2016
	£m	£m	£m
Current service cost	243	265	243
Net finance cost	(24)	(12)	(32)
Past service cost	134	(3)	-
Other movements	5	-	2
Total	358	250	213

Balance sheet reconciliation
Balance sheet reconciliation	2018		2017
	Total	Of which relates to UKRF	Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(30,268)	(29,160)	(33,033)	(31,847)
Current service cost	(243)	(226)	(265)	(245)
Interest costs on scheme liabilities	(705)	(677)	(843)	(810)
Past service cost	(134)	(140)	3	-
Remeasurement loss – financial	1,129	1,075	(387)	(330)
Remeasurement (loss)/gain – demographic	(241)	(245)	(228)	(240)
Remeasurement (loss)/gain – experience	(75)	(94)	(612)	(614)
Employee contributions	(4)	(1)	(5)	(1)
Benefits paid	2,205	2,167	4,970	4,927
Exchange and other movements	67	-	132	-
Benefit obligation at end of the year	(28,269)	(27,301)	(30,268)	(29,160)
Fair value of scheme assets at beginning of the year	30,922	30,112	32,657	31,820
Interest income on scheme assets	729	709	855	831
Employer contribution	754	741	1,152	1,124
Remeasurement – return on scheme assets greater than discount rate	(400)	(360)	1,333	1,263
Employee contributions	4	1	5	1
Benefits paid	(2,205)	(2,167)	(4,970)	(4,927)
Exchange and other movements	(82)	-	(110)	-
Fair value of scheme assets at end of the year	29,722	29,036	30,922	30,112
Net surplus/(deficit)	1,453	1,735	654	952
Retirement benefit assets	1,768	1,735	966	952
Retirement benefit liabilities	(315)	-	(312)	-
Net retirement benefit assets/(liabilities)	1,453	1,735	654	952

Analysis of scheme assets

The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Total		Of which relates to UKRF
	Value£m	% of total fair value of scheme assets%	Value£m	% of total fair value of scheme assets%
As at 31 December 2018
Equities - quoted	2,916	9.8	2,787	9.6
Equities - non-quoted	1,995	6.7	1,995	6.9
Bonds - fixed government[a]	4,099	13.8	3,840	13.2
Bonds - index-linked government[a]	11,960	40.2	11,951	41.1
Bonds - corporate and other[a]	5,653	19.0	5,479	18.9
Property - commercial[b]	1,712	5.8	1,702	5.9
Derivatives[b]	266	0.9	266	0.9
Other[c]	1,121	3.8	1,016	3.5
Fair value of scheme assets	29,722	100.0	29,036	100.0

As at 31 December 2017
Equities - quoted	4,377	14.1	4,151	13.8
Equities - non-quoted	2,001	6.5	2,001	6.6
Bonds - fixed government[a]	2,433	7.9	2,184	7.3
Bonds - index-linked government[a]	13,089	42.3	13,078	43.4
Bonds - corporate and other[a]	5,195	16.8	4,999	16.6
Property - commercial[b]	1,911	6.2	1,902	6.3
Derivatives[b]	816	2.6	816	2.7
Other[c]	1,100	3.6	981	3.3
Fair value of scheme assets	30,922	100.0	30,112	100.0

Notes

a Assets held are predominantly quoted.

b Assets held are predominantly non-quoted.

c Assets held are predominantly in Infrastructure Funds.

Deficit reduction contributions

The deficit reduction contributions agreed with the UKRF Trustee as part of the 30 September 2016 valuation recovery plan are shown

Deficit contributions 30 September 2016 valuation
Year	£m
2017	740
2018	500
2019	500
2020	500
2021 to 2026	1,000 each year

Defined benefit contributions paid	Defined benefit contributions paid with respect to the UKRF were as follows:
Contributions paid
£m
2018	741
2017	1,124
2016	634

Key UKRF financial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

Actuarial valuation of the schemes’ obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

	2018	2017
Key UKRF financial assumptions	% p.a.	% p.a.
Discount rate	2.71	2.46
Inflation rate (RPI)	3.25	3.22

Assumed life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years:

Assumed life expectancy	2018	2017	2016
Life expectancy at 60 for current pensioners (years)
– Males	27.7	27.8	27.9
– Females	29.4	29.4	29.7
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	29.2	29.3	29.7
– Females	31.0	31.0	31.7

Change in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

Sensitivity analysis on actuarial assumptions

The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as Barclays expressing any specific view of the probability of such movements happening.

Change in key assumptions
	2018	2017
	(Decrease)/ Increase in UKRF defined benefit obligation	(Decrease)/ Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(2.1)	(2.4)
0.25% p.a. increase	(1.1)	(1.2)
0.25% p.a. decrease	1.1	1.3
0.5% p.a. decrease	2.4	2.8
Assumed RPI
0.5% p.a. increase	1.3	1.6
0.25% p.a. increase	0.7	0.8
0.25% p.a. decrease	(0.6)	(0.7)
0.5% p.a. decrease	(1.3)	(1.5)
Life expectancy at 60
One year increase	0.9	1.0
One year decrease	(0.9)	(1.0)